JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.7%
Aerospace & Defense — 0.1%
Textron, Inc.	5,971	464,365
Automobiles & Parts — 0.7%
BorgWarner, Inc.	14,343	666,949
Gentex Corp.	40,494	1,359,788
LKQ Corp.	4,540	248,747
Phinia, Inc. *	2,869	81,394
		2,356,878
Banks — 2.4%
Citizens Financial Group, Inc.	9,306	300,212
Comerica, Inc.	4,028	217,351
Discover Financial Services	7,506	792,258
Fifth Third Bancorp	15,831	460,682
First Citizens BancShares, Inc., Class A	777	1,112,120
First Horizon Corp.	15,538	211,783
FNB Corp.	16,597	212,276
Huntington Bancshares, Inc.	85,958	1,052,126
KeyCorp	18,891	232,548
M&T Bank Corp.	5,575	779,719
New York Community Bancorp, Inc.	91,019	1,262,434
Popular, Inc. (Puerto Rico)	12,229	887,214
Prosperity Bancshares, Inc.	3,124	197,812
Regions Financial Corp.	25,360	516,583
Zions Bancorp NA	6,145	235,046
		8,470,164
Beverages — 1.1%
Brown-Forman Corp., Class B	20,659	1,458,525
Celsius Holdings, Inc. *	7,160	1,036,052
Molson Coors Beverage Co., Class B	20,189	1,408,587
		3,903,164
Chemicals — 5.2%
Albemarle Corp.	2,551	541,526
Ashland, Inc.	13,659	1,247,886
Celanese Corp.	8,292	1,039,734
CF Industries Holdings, Inc.	15,167	1,244,907
Chemours Co. (The)	32,426	1,199,114
Eastman Chemical Co.	12,435	1,064,187
Element Solutions, Inc.	65,055	1,363,553
FMC Corp.	11,077	1,065,940
Huntsman Corp.	44,861	1,335,512
LyondellBasell Industries NV, Class A	14,284	1,412,116
Mosaic Co. (The)	28,434	1,158,970
NewMarket Corp.	856	386,655
Olin Corp.	21,998	1,268,845
Univar Solutions, Inc. *	37,504	1,355,395

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Chemicals — continued
Valvoline, Inc.	36,088	1,370,261
Westlake Corp.	10,794	1,484,175
		18,538,776
Construction & Materials — 2.7%
A O Smith Corp.	15,601	1,133,101
Builders FirstSource, Inc. *	10,987	1,586,852
Eagle Materials, Inc.	2,728	502,961
Fortune Brands Innovations, Inc.	8,928	634,513
Louisiana-Pacific Corp.	20,495	1,560,284
Masco Corp.	16,704	1,013,599
Owens Corning	11,341	1,587,627
Quanta Services, Inc.	7,281	1,467,995
		9,486,932
Consumer Services — 0.5%
H&R Block, Inc.	23,641	794,574
Service Corp. International	16,023	1,067,933
		1,862,507
Electricity — 7.0%
AES Corp. (The)	42,421	917,566
Alliant Energy Corp.	19,091	1,025,950
Avangrid, Inc.	22,335	828,182
Brookfield Renewable Corp.	8,606	268,249
Consolidated Edison, Inc.	14,264	1,353,083
Constellation Energy Corp.	12,386	1,197,107
DTE Energy Co.	10,687	1,221,524
Edison International	19,638	1,413,150
Entergy Corp.	10,185	1,045,999
Evergy, Inc.	22,382	1,342,249
Eversource Energy	10,482	758,163
FirstEnergy Corp.	34,393	1,354,740
Hawaiian Electric Industries, Inc.	24,165	927,694
IDACORP, Inc.	12,556	1,291,008
NRG Energy, Inc.	18,758	712,616
OGE Energy Corp.	36,640	1,324,536
PG&E Corp. *	66,673	1,174,112
Pinnacle West Capital Corp.	16,446	1,362,058
PPL Corp.	49,621	1,366,066
Public Service Enterprise Group, Inc.	21,363	1,348,433
Vistra Corp.	53,531	1,502,080
Xcel Energy, Inc.	19,809	1,242,619
		24,977,184
Electronic & Electrical Equipment — 1.8%
AMETEK, Inc.	8,953	1,419,946
Crane Co.	3,522	329,976
Crane NXT Co.	3,604	213,176
Hubbell, Inc.	4,372	1,364,064

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — continued
IDEX Corp.	5,879	1,327,537
Keysight Technologies, Inc. *	8,259	1,330,360
nVent Electric plc	9,511	502,942
		6,488,001
Finance & Credit Services — 0.5%
Ally Financial, Inc.	13,432	410,214
MGIC Investment Corp.	24,749	414,298
OneMain Holdings, Inc.	19,719	896,820
		1,721,332
Food Producers — 5.1%
Bunge Ltd.	12,218	1,327,730
Campbell Soup Co.	28,902	1,324,290
Conagra Brands, Inc.	38,689	1,269,386
Corteva, Inc.	21,795	1,229,892
Darling Ingredients, Inc. *	18,734	1,297,330
Flowers Foods, Inc.	51,219	1,265,621
Hormel Foods Corp.	32,523	1,329,540
Ingredion, Inc.	12,427	1,382,628
J M Smucker Co. (The)	8,657	1,304,177
Kellogg Co.	19,809	1,325,024
Lamb Weston Holdings, Inc.	11,700	1,212,471
Pilgrim's Pride Corp. *	39,867	987,506
Post Holdings, Inc. *	15,217	1,298,010
Tyson Foods, Inc., Class A	6,784	378,004
US Foods Holding Corp. *	23,944	1,023,127
		17,954,736
Gas, Water & Multi-utilities — 2.5%
Ameren Corp.	14,907	1,277,083
Atmos Energy Corp.	11,337	1,379,826
CenterPoint Energy, Inc.	45,082	1,356,518
National Fuel Gas Co.	23,745	1,261,097
NiSource, Inc.	49,061	1,365,858
UGI Corp.	36,506	985,297
WEC Energy Group, Inc.	14,819	1,331,635
		8,957,314
General Industrials — 1.7%
AptarGroup, Inc.	231	28,057
Carlisle Cos., Inc.	1,292	358,142
ITT, Inc.	4,232	421,507
Packaging Corp. of America	7,071	1,084,338
Parker-Hannifin Corp.	3,324	1,362,873
RPM International, Inc.	13,282	1,372,164
Silgan Holdings, Inc.	12,361	542,030
Sonoco Products Co.	10,500	615,720
WestRock Co.	5,975	198,908
		5,983,739

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — 3.3%
Acadia Healthcare Co., Inc. *	16,706	1,320,275
Chemed Corp.	2,491	1,298,035
DaVita, Inc. *	11,188	1,141,064
Encompass Health Corp.	19,412	1,281,774
IQVIA Holdings, Inc. *	5,575	1,247,462
Molina Healthcare, Inc. *	4,022	1,224,659
Premier, Inc., Class A	25,816	716,394
Tenet Healthcare Corp. *	16,490	1,232,298
Universal Health Services, Inc., Class B	8,291	1,152,117
Veeva Systems, Inc., Class A *	5,558	1,135,055
		11,749,133
Household Goods & Home Construction — 2.1%
DR Horton, Inc.	8,794	1,117,014
Leggett & Platt, Inc.	13,126	384,067
Lennar Corp., Class A	11,763	1,491,901
NVR, Inc. *	172	1,084,708
PulteGroup, Inc.	13,868	1,170,320
Toll Brothers, Inc.	18,033	1,448,591
Whirlpool Corp.	5,809	838,006
		7,534,607
Industrial Engineering — 1.8%
Cummins, Inc.	4,999	1,303,739
Graco, Inc.	16,254	1,289,430
Lincoln Electric Holdings, Inc.	5,157	1,035,061
Nordson Corp.	895	225,191
Snap-on, Inc.	5,015	1,366,287
Toro Co. (The)	10,783	1,096,092
		6,315,800
Industrial Materials — 0.6%
Avery Dennison Corp.	2,265	416,783
Hexcel Corp.	14,030	991,640
International Paper Co.	24,078	868,253
		2,276,676
Industrial Metals & Mining — 2.5%
Cleveland-Cliffs, Inc. *	54,923	969,391
Fastenal Co.	23,946	1,403,475
MP Materials Corp. * (a)	4,543	108,351
Nucor Corp.	7,372	1,268,647
Reliance Steel & Aluminum Co.	5,217	1,527,851
Steel Dynamics, Inc.	10,063	1,072,514
Timken Co. (The)	14,081	1,307,562
United States Steel Corp.	44,566	1,136,433
		8,794,224
Industrial Support Services — 1.6%
ADT, Inc.	14,128	90,137

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Booz Allen Hamilton Holding Corp.	3,764	455,745
FTI Consulting, Inc. *	2,378	416,530
MSC Industrial Direct Co., Inc., Class A	9,524	961,162
Paychex, Inc.	7,668	962,104
Robert Half, Inc.	3,853	285,700
Synchrony Financial	27,844	961,732
Western Union Co. (The)	13,307	162,079
WW Grainger, Inc.	1,889	1,395,008
		5,690,197
Industrial Transportation — 1.9%
Allison Transmission Holdings, Inc.	19,876	1,166,522
Expeditors International of Washington, Inc.	7,616	969,517
Landstar System, Inc.	6,728	1,369,753
Old Dominion Freight Line, Inc.	4,136	1,735,011
PACCAR, Inc.	5,352	460,968
Ryder System, Inc.	6,260	639,459
Schneider National, Inc., Class B	8,664	266,938
		6,608,168
Investment Banking & Brokerage Services — 2.1%
Ameriprise Financial, Inc.	3,599	1,254,071
Invesco Ltd.	53,827	904,294
Jefferies Financial Group, Inc.	36,571	1,345,447
LPL Financial Holdings, Inc.	5,384	1,234,874
Nasdaq, Inc.	13,075	660,157
Raymond James Financial, Inc.	7,580	834,331
State Street Corp.	14,728	1,066,896
Virtu Financial, Inc., Class A	14,222	263,960
		7,564,030
Leisure Goods — 0.8%
Garmin Ltd.	8,876	939,880
Harley-Davidson, Inc.	2,424	93,591
Polaris, Inc.	4,784	649,858
Pool Corp.	1,405	540,560
Thor Industries, Inc.	4,903	566,247
		2,790,136
Life Insurance — 1.2%
Aflac, Inc.	17,860	1,291,993
Primerica, Inc.	1,402	298,205
Principal Financial Group, Inc.	15,131	1,208,513
Unum Group	29,449	1,431,516
		4,230,227
Media — 1.1%
Interpublic Group of Cos., Inc. (The)	33,870	1,159,370
Liberty Media Corp.-Liberty SiriusXM, Class A *	13,161	417,204

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Media — continued
Nexstar Media Group, Inc.	6,933	1,294,530
Omnicom Group, Inc.	10,571	894,518
		3,765,622
Medical Equipment & Services — 4.9%
Agilent Technologies, Inc.	8,962	1,091,303
Bio-Techne Corp.	3,420	285,228
Bruker Corp.	15,182	1,043,307
Cooper Cos., Inc. (The)	2,366	925,721
Dentsply Sirona, Inc.	20,494	850,911
Envista Holdings Corp. *	8,589	295,547
Henry Schein, Inc. *	17,749	1,398,444
Hologic, Inc. *	17,267	1,371,345
Integra LifeSciences Holdings Corp. *	4,950	225,076
Laboratory Corp. of America Holdings	5,232	1,119,282
QIAGEN NV *	24,369	1,140,957
Quest Diagnostics, Inc.	9,884	1,336,416
QuidelOrtho Corp. *	11,755	1,026,917
ResMed, Inc.	5,370	1,194,019
Revvity, Inc.	8,604	1,057,862
STERIS plc	6,269	1,413,973
Teleflex, Inc.	860	216,006
West Pharmaceutical Services, Inc.	3,372	1,241,031
		17,233,345
Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	11,261	226,233
Rithm Capital Corp.	91,736	924,699
Starwood Property Trust, Inc. (a)	48,208	999,834
		2,150,766
Non-life Insurance — 2.9%
American Financial Group, Inc.	9,169	1,115,042
Arch Capital Group Ltd. *	3,695	287,065
Arthur J Gallagher & Co.	6,460	1,387,608
Assured Guaranty Ltd.	7,300	436,394
Axis Capital Holdings Ltd.	6,562	361,697
Brown & Brown, Inc.	6,263	441,228
CNA Financial Corp.	203	7,950
Everest Group Ltd.	1,960	706,600
Fidelity National Financial, Inc.	11,666	456,957
First American Financial Corp.	6,445	408,484
Hanover Insurance Group, Inc. (The)	2,581	292,892
Hartford Financial Services Group, Inc. (The)	17,913	1,287,586
Old Republic International Corp.	52,454	1,446,157
Reinsurance Group of America, Inc.	6,910	969,819
White Mountains Insurance Group Ltd.	263	406,866
WR Berkley Corp.	4,442	274,027
		10,286,372

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — 6.5%
Antero Midstream Corp.	119,665	1,428,800
Antero Resources Corp. *	37,952	1,015,216
APA Corp.	21,421	867,336
Cheniere Energy, Inc.	6,839	1,106,961
Chesapeake Energy Corp.	12,830	1,082,082
Coterra Energy, Inc.	51,894	1,429,161
Devon Energy Corp.	17,995	971,730
Diamondback Energy, Inc.	9,170	1,350,924
DT Midstream, Inc.	4,826	258,288
EQT Corp.	34,798	1,467,780
Halliburton Co.	31,022	1,212,340
Hess Corp.	7,354	1,115,822
HF Sinclair Corp.	24,347	1,268,235
Marathon Oil Corp.	42,864	1,126,037
ONEOK, Inc.	16,722	1,121,043
PDC Energy, Inc.	10,640	807,470
Phillips 66	12,572	1,402,407
Range Resources Corp.	14,817	465,698
Targa Resources Corp.	17,672	1,448,927
Texas Pacific Land Corp.	521	784,782
Williams Cos., Inc. (The)	37,725	1,299,626
		23,030,665
Personal Care, Drug & Grocery Stores — 3.1%
Albertsons Cos., Inc., Class A	63,840	1,387,243
AmerisourceBergen Corp.	7,544	1,409,973
Casey's General Stores, Inc.	6,089	1,538,447
Church & Dwight Co., Inc.	14,273	1,365,498
Clorox Co. (The)	8,495	1,286,823
GNC Holdings, Inc.,Escrow ‡ *	8,086	—
Grocery Outlet Holding Corp. *	14,425	482,516
Kroger Co. (The)	28,872	1,404,334
Olaplex Holdings, Inc. *	66,023	237,683
Performance Food Group Co. *	18,054	1,078,907
Reynolds Consumer Products, Inc.	23,751	657,428
Spectrum Brands Holdings, Inc.	2,778	217,823
		11,066,675
Personal Goods — 0.7%
Carter's, Inc.	2,796	209,728
Crocs, Inc. *	8,576	929,210
Tapestry, Inc.	30,367	1,310,336
		2,449,274
Pharmaceuticals, Biotechnology & Marijuana Producers — 3.0%
Biogen, Inc. *	1,047	282,889
Cardinal Health, Inc.	15,475	1,415,498
Exelixis, Inc. *	27,398	540,015
Fortrea Holdings, Inc. *	5,232	167,215

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Horizon Therapeutics plc *	13,350	1,338,604
Incyte Corp. *	14,695	936,365
Jazz Pharmaceuticals plc *	8,941	1,166,085
Maravai LifeSciences Holdings, Inc., Class A *	20,144	227,829
Neurocrine Biosciences, Inc. *	5,411	551,327
Royalty Pharma plc	33,469	1,050,257
Syneos Health, Inc. *	8,368	354,887
United Therapeutics Corp. *	5,324	1,292,241
Viatris, Inc.	126,464	1,331,666
		10,654,878
Precious Metals & Mining — 0.2%
SSR Mining, Inc. (Canada)	35,863	522,165
Real Estate Investment & Services — 1.3%
CBRE Group, Inc., Class A *	15,973	1,330,710
CoStar Group, Inc. *	12,501	1,049,709
Jones Lang LaSalle, Inc. *	6,313	1,051,430
Zillow Group, Inc., Class C *	22,229	1,203,923
		4,635,772
Real Estate Investment Trusts — 9.1%
Agree Realty Corp.	6,697	433,832
American Homes 4 Rent, Class A	17,914	671,417
Brixmor Property Group, Inc.	49,610	1,128,131
Camden Property Trust	7,209	786,430
CubeSmart	24,382	1,057,203
EastGroup Properties, Inc.	2,530	448,265
EPR Properties	17,339	774,013
Extra Space Storage, Inc.	16,121	2,250,008
First Industrial Realty Trust, Inc.	19,390	1,002,463
Gaming and Leisure Properties, Inc.	25,522	1,211,274
Highwoods Properties, Inc.	10,526	265,992
Host Hotels & Resorts, Inc.	71,446	1,314,606
Iron Mountain, Inc.	23,936	1,469,670
Kimco Realty Corp.	60,330	1,222,286
Lamar Advertising Co., Class A	13,115	1,294,450
Medical Properties Trust, Inc. (a)	50,208	506,599
Mid-America Apartment Communities, Inc.	6,857	1,026,219
NNN REIT, Inc.	23,167	988,768
Omega Healthcare Investors, Inc.	42,693	1,361,907
Park Hotels & Resorts, Inc.	46,736	637,012
Rayonier, Inc.	26,498	877,614
Realty Income Corp.	4,974	303,265
Regency Centers Corp.	19,030	1,247,036
Rexford Industrial Realty, Inc.	18,446	1,016,190
Simon Property Group, Inc.	10,060	1,253,476
Spirit Realty Capital, Inc.	25,176	1,015,348
STAG Industrial, Inc.	16,984	616,519
Ventas, Inc.	20,318	985,829

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
VICI Properties, Inc.	40,534	1,276,010
Welltower, Inc.	15,297	1,256,649
Weyerhaeuser Co.	42,885	1,460,663
WP Carey, Inc.	17,155	1,158,477
		32,317,621
Renewable Energy — 0.2%
Enphase Energy, Inc. * (a)	5,597	849,793
Retailers — 2.8%
AutoNation, Inc. *	9,428	1,517,720
Bath & Body Works, Inc.	3,520	130,451
Best Buy Co., Inc.	13,265	1,101,658
Dick's Sporting Goods, Inc.	9,782	1,379,262
Kohl's Corp.	1,720	48,934
Macy's, Inc.	37,460	621,461
Penske Automotive Group, Inc.	8,936	1,442,449
Ross Stores, Inc.	9,704	1,112,467
Tractor Supply Co.	6,057	1,356,707
Williams-Sonoma, Inc.	7,564	1,048,673
		9,759,782
Software & Computer Services — 4.3%
Akamai Technologies, Inc. *	4,975	470,137
Amdocs Ltd.	14,216	1,331,186
ANSYS, Inc. *	4,097	1,401,584
CACI International, Inc., Class A *	3,769	1,320,808
Concentrix Corp.	5,803	483,042
Dolby Laboratories, Inc., Class A	11,726	1,039,041
EPAM Systems, Inc. *	3,358	795,208
Gartner, Inc. *	3,866	1,366,979
Gen Digital, Inc.	15,055	292,820
Hewlett Packard Enterprise Co.	67,997	1,181,788
Leidos Holdings, Inc.	10,022	937,358
Manhattan Associates, Inc. *	7,154	1,363,695
Paycom Software, Inc.	582	214,618
Science Applications International Corp.	7,961	965,988
SS&C Technologies Holdings, Inc.	19,291	1,123,701
Tyler Technologies, Inc. *	2,591	1,027,668
		15,315,621
Technology Hardware & Equipment — 4.6%
Amphenol Corp., Class A	17,178	1,516,989
CDW Corp.	7,222	1,351,019
Cirrus Logic, Inc. *	11,179	903,263
Corning, Inc.	26,991	916,074
HP, Inc.	29,653	973,508
Jabil, Inc.	14,165	1,567,641
Microchip Technology, Inc.	10,839	1,018,216
Monolithic Power Systems, Inc.	2,656	1,486,005

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
National Instruments Corp.	2,641	155,819
NetApp, Inc.	13,377	1,043,540
ON Semiconductor Corp. *	14,984	1,614,526
Qorvo, Inc. *	8,530	938,471
Skyworks Solutions, Inc.	8,015	916,676
TD SYNNEX Corp.	8,497	838,739
Teradyne, Inc.	10,304	1,163,734
		16,404,220
Telecommunications Equipment — 1.3%
Ciena Corp. *	24,095	1,016,809
Juniper Networks, Inc.	44,011	1,223,506
Lumentum Holdings, Inc. *	19,501	1,021,072
Ubiquiti, Inc.	4,414	784,147
Viasat, Inc. *	20,560	636,127
		4,681,661
Telecommunications Service Providers — 1.5%
Cable One, Inc.	1,917	1,387,793
DISH Network Corp., Class A *	151,962	1,205,059
Frontier Communications Parent, Inc. *	59,491	1,083,331
Iridium Communications, Inc.	6,273	329,646
Liberty Broadband Corp., Class C *	13,499	1,203,166
		5,208,995
Travel & Leisure — 1.6%
Boyd Gaming Corp.	15,928	1,088,201
Choice Hotels International, Inc.	3,024	395,388
Darden Restaurants, Inc.	6,168	1,041,899
MGM Resorts International	24,137	1,225,436
Texas Roadhouse, Inc.	9,222	1,028,714
Travel + Leisure Co.	5,691	231,794
Wendy's Co. (The)	29,306	629,786
		5,641,218
Waste & Disposal Services — 0.8%
Clean Harbors, Inc. *	8,569	1,424,682
Republic Services, Inc.	9,333	1,410,309
Stericycle, Inc. *	2,877	122,244
		2,957,235
Total Common Stocks (Cost $330,372,785)		353,649,970
Short-Term Investments — 0.7%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)(Cost $714,385)	714,385	714,385

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)(Cost $1,687,077)	1,687,077	1,687,077
Total Short-Term Investments (Cost $2,401,462)		2,401,462
Total Investments — 100.4% (Cost $332,774,247)		356,051,432
Liabilities in Excess of Other Assets — (0.4)%		(1,445,796)
NET ASSETS — 100.0%		354,605,636

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $1,625,080.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	3	09/15/2023	USD	822,930	37,154

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$356,051,432	$—	$— (b)	$356,051,432

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts (a)	$37,154	$—	$—	$37,154

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	$—	$16,305,123	$14,618,046	$—	$—	$1,687,077	1,687,077	$28,652	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	414,054	9,955,599	9,655,268	—	—	714,385	714,385	20,175	—
Total	$414,054	$26,260,722	$24,273,314	$—	$—	$2,401,462		$48,827	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.